EQUITY PURCHASE AGREEMENT (Details Narrative) - Mast Hill Fund LP [Member] - Equity Purchase Agreement [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Exercise price | $ / shares	$ 0.001
Trading volume	$ 500,000
Right to sell shares of common stock	$ 5,000,000
Purchase shares of common stock | shares	170,000,000
Warrants issued | shares	170,000,000
Fair value for the stock warrants	$ 76,293
Purchase of common stock	5,000,000
Minimum amount of each put	$ 20,000